Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	The following disclosure presents certain information regarding the Company's intangible assets as of December 31, 2021 and 2020. All intangible assets are being amortized over their estimated useful lives, as indicated below, with no estimated residual values.

	December 31, 2021			December 31, 2020
(Dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$957	$(908)	$49	$957	$(899)	$58
Patents and licenses	9	(6)	3	7	(5)	2
Total intangible assets	$966	$(914)	$52	$964	$(904)	$60

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated annual amortization expense related to intangible assets for the subsequent five years is as follows:

(in millions) Year Ending December 31,	Estimated Annual Amortization
2022	$9
2023	9
2024	9
2025	9
2026	9